Material accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Material Accounting Policies [Abstract]
Accounting framework
a)	Accounting framework
These interim financial statements have been prepared in accordance with
IAS 34, Interim financial reporting
. Accordingly, certain information and footnote disclosure normally included in annual financial statements prepared in accordance with IFRS, have been omitted or condensed. These interim financial statements should therefore be read in conjunction with the audited annual consolidated financial statements for the year ended December 31, 2021, which have been prepared in accordance with IFRS and can be found at www.sec.gov/edgar and at www.sedar.com.
These interim financial statements were approved for issue on August 8, 2022 by the Company’s Audit, Risk and Finance committee as delegated by the Board of Directors.

New standards and interpretations adopted
b)	New standards and interpretations adopted
The accounting policies used in our interim financial statements are consistent with those we applied in our December 31, 2021 audited annual consolidated financial statements except for the adoption of the following amendments on January 1, 2022.
Amendments to IAS 37, Provisions, Contingent Liabilities and Contingent Assets
(IAS 37)
-
IAS 37 has been revised to specify which costs an entity includes in determining the cost of fulfilling a contract for the purpose of assessing whether the contract is onerous. The adoption of these amendments had no impact on the computation of our provision.
Amendment to
IFRS 9 Financial Instruments (
IFRS 9)
- IFRS 9 has been revised to clarify the fees an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. The adoption of the amendment had no impact on the interim financial statements and will be applied to financial liabilities that are modified after the date of adoption.

New standards and interpretations not yet adopted
c)	New standards and interpretations not yet adopted
The IFRS accounting standards, amendments, and interpretations that the Company reasonably expects may have a material impact on the disclosures, the financial position or results of operations of the Company when applied at a future date are as follows:
Amendments to I
AS 8, Accounting policies
,
Changes in Accounting Estimates and Errors
(IAS 8)
- The amendments to IAS 8 introduce a definition of accounting estimates and provide clarifications to distinguish accounting policies from accounting estimates. The amendments are applicable retrospectively and are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.

Amendments to
IAS
 1, Presentation of Financial Statements
(IAS 1)
- IAS 1 has been revised to clarify how to classify debt and other liabilities as current or non-current.
The amendments help to determine whether, in the statement of financial position, debt and other liabilities with an uncertain settlement date should be classified as current (due or potentially due to be settled within one year) or non-current.
The amendments also include clarifying the classification requirements for debt an entity might settle by converting it into equity. The amendments are applicable retrospectively and are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.
Amendments to IAS 12,
Income taxes
(IAS 12)
- The amendments to IAS 12 clarify the accounting for deferred tax assets or liabilities arising from a single transaction such as leases, namely that the scope of the recognition exemption no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 with earlier application permitted.
The Company is evaluating the impact of the amendments to IAS 8, IAS 1 and IAS 12 on its consolidated financial statements.

Significant accounting judgements and critical accounting estimates
d)	Significant accounting judgements and estimation uncertainty
The preparation of these interim financial statements requires the use of judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities and the accompanying disclosures. The uncertainty that is often inherent in estimates and assumptions could result in material adjustments to assets or liabilities affected in future periods. The significant judgments made and critical accounting estimates applied by us and disclosed in the consolidated financial statements for the year ended December 31, 2021, remain unchanged.